Promissory Notes (Details) - USD ($)		3 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended
	Apr. 17, 2020	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 03, 2019	Sep. 18, 2019
Promissory Notes (Details) [Line Items]
Promissory note outstanding amount				$ 1,148,800	$ 1,148,800	$ 1,148,800	$ 1,148,800
Business combination withdrawal request, description					(i) 50% of the principal amount of the GN Note 1 as soon as possible with best efforts but no later than 5 business days after a Business Combination with another target if the Withdrawal Request is given from after October 18, 2019; or (ii) the full principal amount of the GN Note 1 as soon as possible with best efforts but no later than 5 business days after a Business Combination or the date of expiry of the term of the Company (whichever is earlier), if the parties have not entered into a definitive agreement with regard to the Qualified Business Combination within 45 days from the date of the GN Note 1 as a result of the disagreement on the valuation of the Qualified Business Combination. On March 12, 2020, the Company received the Withdrawal Request from Global Nature that it did not wish to proceed with the Qualified Business Combination.	(i) 50% of the principal amount of the GN Note 1 as soon as possible with best efforts but no later than 5 business days after a Business Combination with another target if the Withdrawal Request is given from after October 18, 2019; or (ii) the full principal amount of the GN Note 1 as soon as possible with best efforts but no later than 5 business days after a Business Combination or the date of expiry of the term of the Company (whichever is earlier), if the parties have not entered into a definitive agreement with regard to the Qualified Business Combination within 45 days from the date of the GN Note 1 as a result of the disagreement on the valuation of the Qualified Business Combination. On March 12, 2020, the Company received the Withdrawal Request from Global Nature that it did not wish to proceed with the Qualified Business Combination.
Unsecured promissory notes description		the Company issued additional unsecured promissory notes in the aggregate principal amount of $224,083 to SolarMax (the “SolarMax Notes 3”) to finance the extension of the period that the Company must complete a Business Combination to October 26, 2021. SolarMax Notes 3 are non-interest bearing, unsecured and payable upon the first to occur of (i) the Closing Date, as defined in the Merger Agreement, or (ii) the date on which, pursuant to the organization documents of Alberton, Alberton must complete a Business Combination, which date is presently April 26, 2022, or (iii) the date on which the Merger Agreement is terminated or (iv) the date an Event of Default shall occur. At September 30, 2021, there was $224,083 outstanding under the SolarMax Notes 3.	the Company issued additional unsecured promissory notes in the aggregate principal amount of $212,022 to SolarMax (the “SolarMax Notes 2”) to finance the extension of the period that the Company must complete a Business Combination to April 26, 2021. SolarMax Notes 2 are non-interest bearing, unsecured and payable upon the first to occur of (i) the Closing Date, as defined in the Merger Agreement, or (ii) the date on which, pursuant to the organization documents of Alberton, Alberton must complete a Business Combination, which date is presently October 26, 2021, or (iii) the date on which the Merger Agreement is terminated or (iv) the date an Event of Default shall occur. At September 30, 2021, there was $212,022 outstanding under the SolarMax Notes 2.	the Company issued unsecured promissory notes in the aggregate principal amount of $261,348 to SolarMax (the “SolarMax Notes 1”) to finance the extension of the period that the Company must complete a Business Combination. The SolarMax Notes 1 are non-interest bearing and payable on the earlier of (i) the consummation of a Business Combination, (ii) the Second Extended Date, or (iii) the date on which either (x) the letter of intent dated September 3, 2020 (the “LOI”) or (y) the Acquisition Agreement, as defined in the LOI, are terminated for any reason. At September 30, 2021 and December 31, 2020, there was $261,348 outstanding under the SolarMax Notes 1.
Unsecured Promissory [Member]
Promissory Notes (Details) [Line Items]
Principal amount								$ 500,000	$ 1,148,800
Promissory note outstanding amount				$ 500,000	$ 500,000	$ 500,000	$ 500,000
Aggregate principal amount	$ 500,000
Unsecured promissory notes description				the Company issued unsecured promissory notes in the aggregate principal amount of $261,348 to SolarMax (the “SolarMax Notes 1”) to finance the extension of the Business Combination. The SolarMax Notes 1 are non-interest bearing and payable on the earlier of (i) the consummation of a Business Combination, (ii) the Second Extended Date, or (iii) the date on which either (x) the letter of intent dated September 3, 2020 (the “LOI”) or (y) the Acquisition Agreement, as defined in the LOI, are terminated for any reason. At December 31, 2020, there was $261,348 outstanding under the SolarMax Notes 1.
AMC Assets [Member]
Promissory Notes (Details) [Line Items]
Ownership, description	AmcAsset holds 100% equity interest of Quest Mark Capital Inc., a California corporation located in Los Angeles, and Qingdao Zhongbiao Distressed Asset Management Co., Ltd (“Zhongbiao”), to which AMC Sino is related. The principal of the AMC Note of $500,000 will be paid in installments according to the needs of the Company. The AMC Note is non-interest bearing and is payable on the date on which the Company consummates its initial business combination with AMC Payee or another qualified target company, subject to certain mandatory repayment arrangement set forth in the AMC Note. The principal balance may be prepaid at any time without penalty. On May 5, 2020, the Company received first installment of $100,000 under the AMC Note.
SolarMax Notes 4 [Member]
Promissory Notes (Details) [Line Items]
Principal amount					230,114
Promissory note outstanding amount					$ 230,114